Commitments and Contingencies (10-Q) (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Leases and Letters of Credit [Abstract]
Rent expenses under operating lease	$ 72,000		$ 50,000	$ 200,000		$ 700,000
Summarizes future minimum lease payments [Abstract]
2013	776,000			948,000
2014	1,055,000			1,055,000
2015	1,079,000			1,079,000
2016	278,000			278,000
Total minimum lease payments	$ 3,188,000	[1]		$ 3,360,000	[2]

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.
[2]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.